Brown Advisory Total Return Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 44.3%
4,540,000	Alexandria Real Estate Equities, Inc.	2.00%	05/18/2032	4,221,078
1,945,000	Allison Transmission, Inc.^	5.88%	06/01/2029	2,129,172
4,145,000	Amphenol Corp.	2.80%	02/15/2030	4,251,680
1,076,000	Aptiv PLC	4.35%	03/15/2029	1,212,089
2,090,000	Beacon Roofing Supply, Inc.^	4.88%	11/01/2025	2,140,818
1,820,000	Booking Holdings, Inc.	4.63%	04/13/2030	2,120,985
3,875,000	BP Capital Markets America, Inc.	3.63%	04/06/2030	4,246,895
2,048,000	Brinker International, Inc.^	5.00%	10/01/2024	2,141,440
3,930,000	Broadcom, Inc.	4.15%	11/15/2030	4,251,350
2,095,000	BWX Technologies, Inc.^	4.13%	06/30/2028	2,122,822
4,200,000	Carrier Global Corp.	2.72%	02/15/2030	4,240,161
200,000	CCM Merger, Inc.^	6.38%	05/01/2026	212,874
2,090,000	CCO Holdings LLC^	4.50%	05/01/2032	2,118,738
2,205,000	Clearway Energy Operating LLC^	3.75%	02/15/2031	2,120,308
3,975,000	Colonial Enterprises, Inc.^	3.25%	05/15/2030	4,207,733
5,313,000	Conservation Fund	3.47%	12/15/2029	5,514,149
1,975,000	Consolidated Edison Co. of New York, Inc.	3.35%	04/01/2030	2,114,120
2,150,000	Crowdstrike Holdings, Inc.	3.00%	02/15/2029	2,104,743
4,065,000	Crown Castle International Corp.	3.30%	07/01/2030	4,250,654
3,740,000	CVS Health Corp.	4.30%	03/25/2028	4,248,531
3,895,000	Darden Restaurants, Inc.	3.85%	05/01/2027	4,241,274
3,810,000	Dollar General Corp.	3.88%	04/15/2027	4,235,481
4,570,000	Enterprise Products Operating LLC (Fixed until 08/16/2022, then 3 Month LIBOR USD + 2.99%)	4.88%	08/16/2077	4,305,568
3,805,000	Exelon Corp.	4.05%	04/15/2030	4,223,943
3,050,000	Ferguson Finance PLC^	4.50%	10/24/2028	3,500,641
3,915,000	FMC Corp.	3.20%	10/01/2026	4,209,343
3,970,000	Fortis, Inc.	3.06%	10/04/2026	4,229,105
1,995,000	frontdoor, Inc.^	6.75%	08/15/2026	2,127,169
1,460,000	Graphic Packaging International LLC^	4.75%	07/15/2027	1,600,248
2,975,000	Hasbro, Inc.	3.50%	09/15/2027	3,176,184
1,047,000	Hawaiian Brand Intellectual Property, Ltd.^	5.75%	01/20/2026	1,114,060
2,865,000	Healthcare Trust of America Holdings L.P.	3.75%	07/01/2027	3,173,466
3,835,000	Huntsman International LLC	4.50%	05/01/2029	4,249,187
4,100,000	IDEX Corp.	3.00%	05/01/2030	4,228,033
1,908,000	KeHE Distributors LLC^	8.63%	10/15/2026	2,127,124
3,755,000	Kinross Gold Corp.	4.50%	07/15/2027	4,233,964
2,050,000	LBM Acquisition LLC^	6.25%	01/15/2029	2,114,063
3,835,000	Lear Corp.	4.25%	05/15/2029	4,253,375
4,370,000	LYB International Finance III LLC	2.25%	10/01/2030	4,218,775
3,795,000	Marriott International, Inc.	4.65%	12/01/2028	4,229,391
3,704,000	Marvell Technology Group Ltd.	4.88%	06/22/2028	4,248,718
2,065,000	Mercer International, Inc.	5.50%	01/15/2026	2,120,497
1,960,000	NextEra Energy Capital Holdings, Inc. (Fixed until 12/01/2027, then 3 Month LIBOR USD + 2.41%)	4.80%	12/01/2077	2,120,588
3,862,000	NXP BV^	3.88%	06/18/2026	4,247,886
3,855,000	PVH Corp.	4.63%	07/10/2025	4,239,009
2,080,000	SBA Communications Corp.	3.88%	02/15/2027	2,128,776
1,800,000	ServiceMaster Co. LLC	7.45%	08/15/2027	2,116,908
4,315,000	Southwest Airlines Co.	2.63%	02/10/2030	4,244,799
3,390,000	SYSCO Corp.	5.95%	04/01/2030	4,242,534
4,440,000	Takeda Pharmaceutical Co., Ltd.	2.05%	03/31/2030	4,278,721
3,935,000	Thermo Fisher Scientific, Inc.	3.20%	08/15/2027	4,267,002
3,655,000	Trimble, Inc.	4.90%	06/15/2028	4,217,828
3,855,000	Verisk Analytics, Inc.	4.00%	06/15/2025	4,254,043
4,085,000	VF Corp.	2.95%	04/23/2030	4,236,039
2,165,000	VOC Escrow, Ltd.^	5.00%	02/15/2028	2,143,751
3,935,000	Vulcan Materials Co.	3.50%	06/01/2030	4,219,656
4,050,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	4,285,855
Total Corporate Bonds & Notes (Cost $184,728,479)				191,373,344

Mortgage Backed Securities - 33.0%
1,800,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY C (1 Month LIBOR USD + 1.35%)^	1.46%	09/15/2034	1,789,485
1,250,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ C (1 Month LIBOR USD + 1.60%)^	1.71%	04/15/2036	1,239,542
1,496,966	BX Commercial Mortgage Trust, Series 2020-BXLP (1 Month LIBOR USD + 1.25%)^	1.36%	12/15/2036	1,497,804
940,000	BX Trust, Series 2019-CALM C (1 Month LIBOR USD + 1.30%)^	1.41%	11/15/2032	939,636
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE B (1 Month LIBOR USD + 1.25%)^	1.36%	12/15/2037	501,097
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE C (1 Month LIBOR USD + 1.45%)^	1.56%	12/15/2037	501,186
723,600	CORE Mortgage Trust, Series 2019-CORE C (1 Month LIBOR USD + 1.30%)^	1.41%	12/15/2031	723,439
1,250,000	CSMC, Series 2019-ICE4 C (1 Month LIBOR USD + 1.43%)^	1.54%	05/15/2036	1,252,435
2,950,000	CSMC, Series 2019-ICE4 D (1 Month LIBOR USD + 1.60%)^	1.71%	05/15/2036	2,956,044
4,000,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	4,013,126
1,233,327	FHLMC PC, Pool# G3-1063	3.50%	11/01/2037	1,311,920
4,000,000	FHLMC PC, Pool# QB-9654	2.50%	03/01/2051	4,110,376
997,375	FHLMC REMIC, Series 4094 NI~	2.50%	03/15/2027	30,675
1,608,247	FHLMC REMIC, Series 4107 LI~	3.00%	08/15/2027	204,372
1,930,551	FHLMC REMIC, Series 4143 IA~	3.50%	09/15/2042	198,635
124,300	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	124,867
300,000	FHLMC SCRTT, Series 2017-1 M1#^	4.00%	01/25/2056	304,079
3,935,767	FHMS, Series K-021 X1#~	1.40%	06/25/2022	44,143
10,257,505	FHMS, Series K-C02 X1#~	0.37%	03/25/2024	102,842
4,389,124	FHMS, Series K-038 X1#~	1.11%	03/25/2024	122,186
64,099,610	FHMS, Series K-047 X1#~	0.13%	05/25/2025	361,720
12,302,243	FHMS, Series Q-013 XPT1~	1.66%	05/25/2025	428,189
19,150,000	FHMS, Series K-C06 X1#~	0.90%	06/25/2025	618,989
10,371,716	FHMS, Series K-734 X1#~	0.65%	02/25/2026	284,526
6,635,373	FHMS, Series K-735 X1#~	0.96%	05/25/2026	294,322
8,495,746	FHMS, Series K-736 X1#~	1.31%	07/25/2026	497,530
665,228	FHMS, Series K-058 X1#~	0.92%	08/25/2026	29,379
2,999,083	FHMS, Series K-C04 X1#~	1.25%	12/25/2026	154,018
8,078,155	FHMS, Series Q-013 XPT2~	1.81%	05/25/2027	331,407
1,362,867	FHMS, Series K-W03 X1#~	0.84%	06/25/2027	53,937
7,480,852	FHMS, Series K-C05 X1#~	1.20%	07/25/2027	403,234
6,000,000	FHMS, Series K-739 XAM#~	1.61%	09/25/2027	570,623
16,500,000	FHMS, Series K-740 XAM#~	1.11%	10/25/2027	1,114,641
9,890,329	FHMS, Series K-070 X1#~	0.33%	11/25/2027	205,020
614,419	FHMS, Series Q-006 APT1#	2.67%	04/25/2028	636,375
4,977,704	FHMS, Series K-087 X1#~	0.36%	12/25/2028	133,571
3,991,768	FHMS, Series K-092 X1#~	0.71%	04/25/2029	206,844
5,497,561	FHMS, Series K-G01 X1#~	0.97%	04/25/2029	324,016
3,540,189	FHMS, Series K-094 X1#~	0.88%	06/25/2029	227,405
4,496,033	FHMS, Series K-103 X1#~	0.64%	11/25/2029	223,455
4,800,000	FHMS, Series K-110 XAM#~	1.87%	04/25/2030	725,463
3,410,000	FHMS, Series K-112 XAM#~	1.66%	05/25/2030	465,362
4,750,000	FHMS, Series K-111 XAM#~	1.80%	05/25/2030	690,939
6,238,500	FHMS, Series K-114 XAM#~	1.34%	06/25/2030	692,978
11,000,000	FHMS, Series K-G03 X1#~	1.38%	06/25/2030	1,166,429
12,000,000	FHMS, Series K-113 XAM#~	1.59%	06/25/2030	1,577,748
9,300,000	FHMS, Series K-115 XAM#~	1.55%	07/25/2030	1,193,959
7,250,000	FHMS, Series K-116 XAM#~	1.60%	08/25/2030	972,896
15,995,294	FHMS, Series K-SG1 X1#~	1.16%	09/25/2030	1,460,239
4,879,046	FHMS, Series K-118 XAM#~	1.17%	09/25/2030	486,310
4,360,000	FHMS, Series K-G04 A2	1.49%	11/25/2030	4,205,860
414,780	FHMS, Series Q-010 APT1#	2.55%	04/25/2046	418,666
3,222,082	FHMS, Series Q-007 APT2#	3.30%	10/25/2047	3,420,341
1,419,490	FHMS, Series Q-013 APT1#	1.16%	05/25/2050	1,429,678
796,754	FNMA, Pool# MA2897	3.00%	02/01/2037	837,928
260,094	FNMA, Pool# 467095	5.90%	01/01/2041	309,277
171,893	FNMA, Pool# 469130	4.87%	10/01/2041	197,508
222,902	FNMA, Pool# BH7686	4.50%	12/01/2047	244,272
150,654	FNMA, Pool# BK5105	5.50%	05/01/2048	170,927
135,600	FNMA, Pool# BK8032	5.50%	06/01/2048	152,907
96,058	FNMA, Pool# BN0202	5.50%	09/01/2048	107,924
146,382	FNMA, Pool# BN4936	5.50%	12/01/2048	164,753
150,515	FNMA, Pool# BN4921	5.50%	01/01/2049	168,708
2,897,608	FNMA, Pool# FM4866	2.50%	10/01/2050	2,975,021
4,924,021	FNMA, Pool# MA4238	2.50%	01/01/2051	5,055,571
4,986,842	FNMA, Pool# BR2618	2.00%	02/01/2051	4,980,382
4,990,137	FNMA, Pool# BR2695	2.00%	02/01/2051	4,982,356
4,987,863	FNMA, Pool# MA4281	2.00%	03/01/2051	4,978,159
7,500,000	FNMA, 1.50%, due TBA May	1.50%	05/15/2036	7,520,352
19,000,000	FNMA, 2.00%, due TBA May	2.00%	05/15/2051	18,910,566
13,000,000	FNMA, 2.50%, due TBA May	2.50%	05/15/2051	13,303,926
2,493,862	FNMA REMIC Trust, Series 2021-M1S A1	0.83%	12/25/2030	2,414,847
20,989,126	FNMA REMIC Trust, Series 2019-M23 X3#~	0.28%	10/27/2031	545,589
366,568	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	404,397
1,812,113	FNMA REMIC Trust, Series 2020-10 Q	3.00%	03/25/2050	1,904,799
2,020,000	FREMF Mortgage Trust, Series 2020-K105 B#^	3.53%	02/25/2030	2,111,491
1,750,000	FREMF Mortgage Trust, Series 2016-K723 B#^	3.58%	10/25/2039	1,851,698
1,785,000	FREMF Mortgage Trust, Series 2017-K64 B#^	3.98%	05/25/2050	1,946,364
1,500,000	FREMF Mortgage Trust, Series 2019-K89 B#^	4.29%	01/25/2051	1,652,320
1,500,000	FREMF Mortgage Trust, Series 2019-K734 B#^	4.05%	02/25/2051	1,631,629
2,000,000	FREMF Mortgage Trust, Series 2019-K735 B#^	4.02%	05/25/2052	2,175,099
750,000	FREMF Mortgage Trust, Series 2019-K736 B#^	3.76%	09/25/2052	806,273
384,979	GNMA, Pool# 723334X	5.00%	09/15/2039	448,332
3,366,297	GNMA REMIC Trust, Series 2017-167 SE (1 Month LIBOR USD + 6.20%)~	6.09%	11/20/2047	659,597
2,483,000	GNMA REMIC Trust, Series 2019-152 LC	3.50%	10/20/2049	2,544,859
678,380	GNMA REMIC Trust, Series 2014-45 B1#~	0.64%	07/16/2054	15,887
491,270	GNMA REMIC Trust, Series 2014-135 I0#~	0.54%	01/16/2056	13,536
484,731	GNMA REMIC Trust, Series 2015-172 I0#~	0.71%	03/16/2057	16,783
771,205	GNMA REMIC Trust, Series 2016-40 I0#~	0.67%	07/16/2057	28,000
627,755	GNMA REMIC Trust, Series 2016-56 I0#~	0.88%	11/16/2057	31,764
880,774	GNMA REMIC Trust, Series 2016-98 I0#~	0.87%	05/16/2058	46,692
1,000,000	JPMCC, Series 2019-BKWD C (1 Month LIBOR USD + 1.60%)^	1.71%	09/17/2029	999,837
1,500,000	JPMCC, Series 2019-MFP C (1 Month LIBOR USD + 1.36%)^	1.47%	07/15/2036	1,494,647
1,301,678	KKR Industrial Portfolio Trust, Series 2020-AIP D (1 Month LIBOR USD + 2.03%)^	2.14%	03/16/2037	1,309,411
1,500,000	MRCD Mortgage Trust, Series 2019-PARK C^	2.72%	12/15/2036	1,523,096
600,000	MSC, Series 2019-NUGS B (1 Month LIBOR USD + 1.30%) ^	2.80%	12/15/2036	605,080
1,000,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC C^	3.40%	12/16/2038	1,004,511
1,000,000	Velocity Commercial Capital Loan Trust, Series 2017-1 M1#^	3.55%	05/25/2047	1,007,051
Total Mortgage Backed Securities (Cost $140,937,986)				142,228,084

Asset Backed Securities - 15.0%
2,000,000	American Homes 4 Rent, Series 2014-SFR3 B^	4.20%	12/18/2036	2,134,634
540,000	American Homes 4 Rent, Series 2014-SFR2 D^	5.15%	10/17/2036	583,529
520,000	American Homes 4 Rent, Series 2015-SFR1 D^	4.41%	04/18/2052	550,255
1,000,000	AmeriCredit Automobile Receivables Trust, Series 2020-2 C	1.48%	02/18/2026	1,019,822
2,196,000	AmeriCredit Automobile Receivables Trust, Series 2021-1 D	1.21%	12/18/2026	2,186,703
500,000	CNH Equipment Trust, Series 2020-A A4	1.51%	04/15/2027	511,045
1,000,000	Dell Equipment Finance Trust, Series 2018-1 C^	3.53%	06/22/2023	1,003,951
1,116,580	Dext LLC, Series 2020-1LLC A^	1.46%	02/16/2027	1,119,984
1,000,000	Drive Auto Receivables Trust, Series 2019-3 D	3.18%	10/15/2026	1,044,965
1,320,000	Drive Auto Receivables Trust, Series 2020-1	2.70%	05/15/2027	1,364,495
1,250,000	DT Auto Owner Trust, Series 2019-3A D^	2.96%	04/15/2025	1,293,977
1,500,000	Exeter Automobile Receivables Trust, Series 2019-3A D^	3.11%	08/15/2025	1,554,944
2,773,236	FHF Trust, Series 2020-1A A^	2.59%	12/15/2023	2,794,909
1,700,000	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	1,700,436
1,262,126	FREED ABS Trust, Series 2019-1 B^	3.87%	06/18/2026	1,275,172
444,015	FREED ABS Trust, Series 2020-2CP A^	4.52%	06/18/2027	447,829
1,011,799	FREED ABS Trust, Series 2021-1CP A^	0.66%	03/20/2028	1,012,459
500,000	GreatAmerica Leasing Receivables Funding LLC, Series 2019-1 B^	3.37%	02/18/2025	523,839
500,000	GreatAmerica Leasing Receivables Funding LLC, Series 2019-1 C^	3.54%	02/17/2026	524,720
500,000	HPEFS Equipment Trust, Series 2019-1A D^	2.72%	09/20/2029	511,182
750,000	HPEFS Equipment Trust, Series 2020-1A C^	2.03%	02/20/2030	766,984
1,000,000	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	1,024,727
1,380,000	HPEFS Equipment Trust, Series 2021-1 TR^	1.03%	03/20/2031	1,375,144
1,380,000	Invitation Homes Trust, Series 2017-SFR2 B (1 Month LIBOR USD + 1.15%)^	1.26%	12/19/2036	1,384,935
1,200,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	1.56%	12/19/2036	1,204,530
1,997,070	Invitation Homes Trust, Series 2017-SFR2 D (1 Month LIBOR USD + 1.80%)^	1.91%	12/19/2036	2,004,284
800,000	Invitation Homes Trust, Series 2018-SFR1 B (1 Month LIBOR USD + 0.95%)^	1.06%	03/19/2037	800,184
2,200,000	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	1.36%	03/19/2037	2,207,913
1,000,000	Invitation Homes Trust, Series 2018-SFR2 B (1 Month LIBOR USD + 1.08%)^	1.19%	06/18/2037	1,002,563
1,896,137	MVW Owner Trust, Series 2017-1A A^	2.42%	12/20/2034	1,939,428
2,002,700	Nationstar HECM Loan Trust, Series 2020-1 A#^	1.27%	09/25/2030	2,008,165
638,751	Newtek Small Business Loan Trust, Series 2018-1 A (1 Month LIBOR USD + -0.55%)^	2.70%	02/25/2044	623,970
2,600,000	Oportun Funding X LLC, Series 2018-C A^	4.10%	10/08/2024	2,634,230
640,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	640,163
2,000,000	PFS Financing Corp., Series 2020-F A^	0.93%	08/15/2024	2,012,305
2,420,000	PFS Financing Corp., Series 2021-A A^	0.71%	04/15/2026	2,410,578
1,000,000	Prestige Auto Receivables Trust, Series 2019-1A D^	3.01%	08/15/2025	1,027,664
2,495,720	Progress Residential Trust, Series 2018-SFR3 A^	3.88%	10/18/2035	2,536,125
790,000	Santander Drive Auto Receivables Trust, Series 2019-3 D	2.68%	10/15/2025	815,361
364,000	SBA Tower Trust, Series 2020-1-2^	2.33%	01/15/2028	370,452
2,700,000	Stack Infrastructure Issuer LLC, Series 2020-1A A2^	1.89%	08/25/2045	2,709,863
2,180,000	Tesla Auto Lease Trust, Series 2021-A C^	1.18%	03/20/2025	2,180,155
1,447,009	Theorem Funding Trust, Series 2020-1A A^	2.48%	10/15/2026	1,458,366
3,000,000	Vantage Data Centers LLC, Series 2020-1A A2^	1.65%	09/15/2045	3,005,410
794,535	Westgate Resorts LLC, Series 2018-1A C^	4.10%	12/20/2031	789,302
1,511,628	Westlake Automobile Receivables Trust, Series 2020-2A A2A^	0.93%	02/15/2024	1,515,978
1,000,000	Westlake Automobile Receivables Trust, Series 2020-2A C^	2.01%	07/15/2025	1,023,462
Total Asset Backed Securities (Cost $63,593,840)				64,631,091

U.S. Treasury Notes - 13.0%
20,210,000	United States Treasury Note	2.75%	04/30/2023	21,287,209
34,930,000	United States Treasury Note	0.13%	01/15/2024	34,752,621
Total U.S. Treasury Notes (Cost $56,044,395)				56,039,830

Municipal Bonds - 0.4%
230,000	American Municipal Power, Inc.	6.05%	02/15/2043	320,924
1,200,000	Health Care Authority for Baptist Health	5.50%	11/15/2043	1,494,120
Total Municipal Bonds (Cost $1,527,020)				1,815,044

Shares/Par Value
Short-Term Investments - 3.6%
Money Market Funds - 3.2%
13,779,406	First American Government Obligations Fund - Class Z, 0.03%*			13,779,406
U.S. Treasury Bills - 0.4%
1,800,000	United States Treasury Bill, 04/15/2021, 0.08%†			1,799,993
Total Short-Term Investments (Cost $15,579,352)				15,579,399
Total Investments - 109.3% (Cost $462,411,072)				471,666,792
Liabilities in Excess of Other Assets - (9.3)%				(40,178,128)
NET ASSETS - 100.0%				$431,488,664

# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
* Annualized seven-day yield as of the date of this report.
† This security is pledged as collateral in connection with open futures contracts. Rate disclosed is yield to maturity as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in money market funds, with a total market value of $13,779,406  were categorized as Level 1, while the Fund's investments in corporate bonds & notes, asset backed securities, mortgage backed securities, municipal bonds, and U.S. Treasury Notes and Bills, with a total market value of $457,887,386, were categorized as Level 2.

Futures Contracts - Long
The Brown Advisory Total Return Fund had the following open long futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note Futures	31	06/30/2021	$6,849,690	$6,842,523	$(7,167)
U.S. Treasury 5-Year Note Futures	92	06/30/2021	11,511,210	11,352,656	(158,554)
U.S. Treasury Long Bond Futures	102	06/21/2021	16,623,304	15,768,563	(854,741)
U.S. Treasury Ultra Bond Futures	206	06/21/2021	39,891,722	37,331,063	(2,560,659)
			$74,875,926	$71,294,805	$(3,581,121)

Futures Contracts - Short
The Brown Advisory Total Return Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note Futures	(313)	06/21/2021	$(42,031,912)	$(40,983,438)	$1,048,474
U.S. Treasury 10-Year Ultra Note Futures	(217)	06/21/2021	(32,526,924)	(31,180,187)	1,346,737
			$(74,558,836)	$(72,163,625)	$2,395,211

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.